Financial Instruments - Summary of Net Effects of Expired Contracts Met Hedging Criteria (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense	$ 366		$ 6,904	[2]	$ 7,568	$ 8,777
Derivatives designated as hedges [member] | Currency swap contract [member]
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense			199		157	2,102
Foreign exchange			480		642	0
Derivatives designated as hedges [member] | Intrest rate swap [Member]
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense			515		0	0
Derivatives designated as hedges [member] | Options to purchase foreign currency [member]
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Effects on cost of good sold			(63)		(8)	0
Derivatives designated as hedges [member] | Forward agreements to purchase foreign currency [member]
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Effects on cost of good sold			(163)		240	89
Derivatives designated as hedges [member] | Commodity Price contracts [member]
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Effects on cost of good sold			$ (391)		$ (258)	$ (6)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1